Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 9,994	$ 6,280	$ 2,521
Net periodic benefit cost	10,257	7,288	3,750
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,216	1,186	1,075
Interest cost on projected benefit obligation	2,800	2,958	3,150
Expected return on assets	(3,520)	(3,690)	(3,775)
Amortization of prior service cost (credit)	(15)	(15)	(16)
Actuarial (gain) loss	5,206	4,498	1,768
Net periodic benefit cost	5,687	4,937	2,202
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	336	362	348
Interest cost on projected benefit obligation	1,725	2,051	2,257
Expected return on assets	(811)	(1,040)	(943)
Amortization of prior service cost (credit)	(927)	(694)	(624)
Actuarial (gain) loss	4,247	1,672	510
Net periodic benefit cost	4,570	2,351	1,548
Reduction of postretirement benefit cost due to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003	142	280	237
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	10	14	12
Interest cost on projected benefit obligation	116	126	134
Amortization of prior service cost (credit)	0	2	2
Actuarial (gain) loss	230	81	186
Net periodic benefit cost	$ 356	$ 223	$ 334